Intangible Assets and Goodwill (Tables)	6 Months Ended
Jun. 30, 2026
Intangible Assets and Goodwill [Abstract]
Schedule of Intangible Assets and Goodwill
Cost:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$–	$15,827	$–	$15,827
Acquisition (note 4)	–	–	39,572,129	39,572,129
Impact on loss of control of Canmart	–	(17,009)	–	(17,009)
Movement in exchange rates	–	1,182	–	1,182
Balance, December 31, 2025	$–	$–	$39,572,129	$39,572,129

Accumulated amortization:	Software	Licences	Goodwill	Total
Balance, December 31, 2024 and 2025	$–	$–	$–	$–

Impairment:	Software	Licences	Goodwill	Total
Balance, December 31, 2024	$–	$–	$–	$–
Addition	–	–	39,572,129	39,572,129
Balance, December 31, 2025	$–	$–	$39,572,129	$39,572,129

Net book value	Software	Licences	Goodwill	Total
Balance, December 31, 2025	$–	$–	$–	$–